Equity Method Accounted Investees - Equity Accounted Investees (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 MXN ($)
Equity Method Accounted Investees
Carrying Value	$ 1,429	[1]	$ 28,697	$ 26,247	$ 25,726
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Equity Method Accounted Investees
Economic ownership percentage	36.40%		36.40%
Carrying Value			$ 3,654		3,871
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)
Equity Method Accounted Investees
Economic ownership percentage	26.50%		26.50%
Carrying Value			$ 195		210
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)
Equity Method Accounted Investees
Economic ownership percentage	35.00%		35.00%
Carrying Value			$ 91		79
Jugos del Valle, S.A.P.I. de C.V.
Equity Method Accounted Investees
Economic ownership percentage	28.20%		28.20%
Carrying Value			$ 3,466		3,793
Leao Alimentos e Bebidas, L.T.D.A.
Equity Method Accounted Investees
Economic ownership percentage	25.10%		25.10%
Carrying Value			$ 212		268
Alimentos de Soja S.A.U.
Equity Method Accounted Investees
Economic ownership percentage	10.70%		10.70%
Carrying Value			$ 48		26
Other investments in Coca-Cola FEMSA
Equity Method Accounted Investees
Carrying Value			$ 118		132
Raizen Conveniências
Equity Method Accounted Investees
Ownership percentage, joint venture	50.00%		50.00%
Carrying Value			$ 929		771
Dispensadoras de Café, S.A.P.I. de C.V.
Equity Method Accounted Investees
Ownership percentage, joint venture	100.00%		50.00%
Carrying Value			$ 239		0
Fountain Agua Mineral, L.T.D.A.
Equity Method Accounted Investees
Ownership percentage, joint venture	50.00%		50.00%
Carrying Value			$ 818		962
Planta Nueva Ecología de Tabasco, S.A. de C.V.
Equity Method Accounted Investees
Ownership percentage, joint venture	50.00%		50.00%
Carrying Value			$ 1,392		1,247
IFS TopCo LLC
Equity Method Accounted Investees
Economic ownership percentage	37.10%		37.10%	37.00%
Carrying Value			$ 17,356		14,192
Other investments
Equity Method Accounted Investees
Carrying Value			$ 179		$ 175

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4